Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 332,036,013	$ 235,684,500
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	300,357,148	209,818,277
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3,977,675	7,096,519
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	83,819	654,319
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 27,617,371	$ 18,115,385